Business Acquisition and Goodwill - Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax (Details)	Dec. 31, 2024 USD ($)
Compass Global Holdings Pty Ltd [Member]
Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax [Line items]
Current assets	$ 13,341,925
Other non-current assets	20,684
License	4,537,549
Total assets acquired	17,900,158
Current liabilities	(13,340,550)
Deferred tax liabilities	(1,134,387)
Total liabilities assumed	(14,474,937)
Net identifiable assets acquired	3,425,221
Total consideration	5,920,795
Goodwill	2,495,574
Redback Technologies Holdings Pty Ltd [Member]
Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax [Line items]
Current assets	1,171,940
Operating lease right-of-use assets	113,858
Property, plant and equipment, net	23,049
Intangible assets	41,334
Identified intangible asset - technology	1,260,924
Identified intangible asset - long-term contracts	5,257
Total assets acquired	2,791,772
Current liabilities	(869,756)
Deferred tax liabilities	(316,545)
Total liabilities assumed	(1,186,301)
Net identifiable assets acquired	1,605,471
Cash consideration	492,805
Effective settlement of preexisting loans	2,465,767
Goodwill	1,353,101
Cash and cash equivalents	$ 175,410